IMPAIRMENT OF GOODWILL AND OTHER ASSETS Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals	$ (23)		$ (12)	$ 313	$ (15)
Tanzanian Mines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Loss (gain) on assignment of shareholder loans		$ 167
Proportion of ownership interests held by non-controlling interests		16.00%		16.00%
Impairment reversals				$ 332
Tanzanian Mines | Non-controlling interests
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity				238
Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Recoverable amount of asset or cash-generating unit	$ 254			$ 254
Proportion of ownership interest in joint venture	47.50%
Individual assets or cash-generating units [member] | North Mara1 [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Recoverable amount of asset or cash-generating unit		$ 967
Impairment reversals		(88)
Individual assets or cash-generating units [member] | Bulyanhulu [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Recoverable amount of asset or cash-generating unit		1,237
Impairment reversals		$ (649)